Convertible Notes - Schedule of Convertible Notes at Fair Value (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total Convertible Notes Payable			$ 8,041,000
Less: Convertible Notes Payable, Current	$ (18,482,353)	(36,283,891)
Convertible Notes Payable, net of Current Portion		1,452,562	8,041,000
2022 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		18,801,206	8,041,000
2023 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		17,482,685
Whiskey Special Ops 2023 Notes [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable		1,452,562
Total Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total Convertible Notes Payable	$ 32,766,105	$ 37,736,453	$ 8,041,000